Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Loans and Leases Receivable Disclosure [Abstract]
Financing receivable, recorded investment, Non-accrual loans	$ 1,032,228	$ 1,270,447
Financing receivable, interest income lost on Non-accrual loans	63,435	84,793
TDR's in accrual status	2	1
Additional funds	$ 32,903	$ 5,711